Plan Interest in Master Trust Investment Asset (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member]
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	$ 223,399	$ 247,162
EBP, Receivable	2,526,593	2,849,235
EBP, Nonconsolidated, Master Trust [Member] | EBP 002 [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	2,524,000,622	2,171,505,908
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	4,592,298	4,067,461
EBP, Participant Contribution, Receivable	31,752,519	29,261,429
EBP, Receivable	2,560,345,439	2,204,834,798
EBP, Nonconsolidated, Plan Interest in Master Trust [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value		181,792,474
EBP, Nonconsolidated, Plan Interest in Master Trust [Member] | EBP 002 [Member]
EBP, Investment, Fair and Contract Value [Abstract]
EBP, Investment, Fair Value	189,305,981
EBP, Receivable [Abstract]
EBP, Employer Contribution, Receivable	223,399	247,162
EBP, Participant Contribution, Receivable	2,303,194	2,602,073
EBP, Receivable	$ 191,832,574	$ 184,641,709